Leases - Changes (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Balance at the beginning	₽ 642	₽ 1,116
Additions	184	40
Derecognition	(160)	(240)
Interest expense	51	75
Payments	(284)	(349)
Balance at the end	433	642
Including short-term portion	300	308
Office buildings
Right-of-use assets
Balance at the beginning	653	1,087
Additions	184	40
Derecognition	(136)	(201)
Depreciation	(246)	(273)
Balance at the end	₽ 455	₽ 653